Changes in capital accounts, detail (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares, beginning balance	361,442	13,334	79,998
Grants in Period	731,590	361,442	0
Vested in Period	(120,481)	(13,334)	(66,664)
Number of shares, ending balance	972,551	361,442	13,334
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 3.72	$ 7.50	$ 12.50
Grants in Period, Weighted Average Grant Date Fair Value	2.29	3.72	0
Vested in Period, Weighted Average Grant Date Fair Value	3.72	7.50	13.50
Weighted average grant date fair value, ending balance	$ 2.64	$ 3.72	$ 7.50